PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

10.      PROPERTY AND EQUIPMENT

During the years ended December 31, 2020 and 2019, due primarily to the cancellation of tenant lease agreements, an indicator of impairment existed resulting in a test of recoverable amount of the assets and recognition of an impairment loss of $441,292 and $1,306,767, respectively. A value in use calculation is not applicable as the Company does not have any expected cash flows from using the assets. In estimating the fair value less costs of disposal, management did not have observable or unobservable inputs to estimate the recoverable amount greater than $nil. As this valuation technique requires management's judgment and estimates of the recoverable amount, it is classified within Level 3 of the fair value hierarchy.

	Towers	Construction in progress	Furniture and equipment	Total
Cost

Balance, December 31, 2018	4,767,745	3,652,130	68,797	8,488,672
Monetary adjustment for hyperinflationary economy	1,301,174	68,942	180,070	1,550,186
Additions	71,929	4,405,289	176,507	4,653,725
Transfer from CIP to towers	6,031,951	(6,031,951)	—	—
Reclassification to assets held for sale	(845,737)	—	—	(845,737)
Towers sold	—	(167,896)	—	(167,896)
Impaired/cancelled towers	(500,764)	(786,617)	(19,386)	(1,306,767)
Foreign exchange movement	(2,180,040)	(654,677)	(24,580)	(2,859,297)

Balance, December 31, 2019	8,646,258	485,220	381,408	9,512,886
Monetary adjustment for hyperinflationary economy	701,648	644,005	(101,325)	1,244,328
Additions	—	2,502,896	35,722	2,538,618
Transfer from CIP to towers	1,574,686	(1,574,686)	—	—
Reclassification to assets held for sale	—	(30,967)	—	(30,967)
Towers sold	(3,888,708)	—	—	(3,888,708)
Impaired/cancelled towers/equipment	—	(416,588)	(24,704)	(441,292)
Foreign exchange movement	(1,518,126)	(15,623)	(79,364)	(1,613,113)

Balance, December 31, 2020	5,515,758	1,594,257	211,737	7,321,752

Accumulated Amortization

Balance, December 31, 2018	254,314	—	12,881	267,195
Monetary adjustment for hyperinflationary economy	71,970	—	1,778	73,748
Additions	673,106	—	30,789	703,895
Reclassification to assets held for sale	(94,011)	—	—	(94,011)
Impairment/cancelled towers	—	—	(4,151)	(4,151)
Foreign exchange movement	(164,131)	—	(1,705)	(165,836)

Balance, December 31, 2019	741,248	—	39,592	780,840
Monetary adjustment for hyperinflationary economy	116,704	—	6,292	122,996
Additions	708,546	—	44,283	752,829
Tower sold	(322,512)	—	(9,730)	(332,242)
Foreign exchange movement	(165,439)	—	(12,360)	(177,799)

Balance, December 31, 2020	1,078,547	—	68,077	1,146,624

Net book value
December 31, 2019	7,905,010	485,220	341,816	8,732,046
December 31, 2020	4,437,211	1,594,257	143,660	6,175,128